Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,000,000.00
Previously Paid Amount	1,401.93
Total Fee Amount	3,176.29
Total Offset Amount	980.30
Net Fee	$ 794.06
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A